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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                     Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2007 through March 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                     EQUITY
                                      FUND

                                      PIWEX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    3/31/08

[LOGO]PIONEER
      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              14

Schedule of Investments                                                      16

Financial Statements                                                         26

Notes to Financial Statements                                                34

Report of Independent Registered Public Accounting Firm                      44

Approval of Investment Advisory Agreement                                    45

Trustees, Officers and Service Providers                                     49

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning as a number of hedge funds faced margin calls and, in March, broker Bear Stearns failed. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns have moved temporarily to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets have reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out much of the positive returns markets had delivered in the preceding year. For the 12 months ending March 31, 2008, the Dow Jones Industrial Average rose 2%, the Standard & Poor's 500 Index declined 5%, the NASDAQ Composite Index fell 6%, and the MSCI EAFE Developed Market Index of international stock markets fell 2%. Over the 12-month period, the MSCI Emerging Markets Index was a standout performer, rising 22%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 8% over the 12 months ending March 31, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell approximately 3.5% over the 12 months ending March 31, 2008, as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. The U.S. economy grew in the fourth quarter of 2007 and may have grown in the first quarter of 2008. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, substantial fiscal and monetary stimulus programs have been put in place, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances and deleveraging may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/08
--------------------------------------------------------------------------------

Foreign equity markets suffered the same reversal of fortunes that affected U.S. stocks during the 12 months ending March 31, 2008. Favorable market conditions during the early months receded in the latter months in the face of growing difficulties in the credit markets. In the following interview, Christopher Smart, Director of International Investment at Pioneer and the lead manager of Pioneer International Equity Fund, discusses the markets and the factors that affected the Fund's performance during the 12 months.

Q:  How did the Fund perform during the 12 months ending March 31, 2008?

A: Pioneer International Equity Fund Class A shares produced a total return of -4.68%, at net asset value, over the period. During the same 12 months, the MSCI EAFE Index, a common benchmark for investing in foreign developed markets, returned -2.27% while the average return of the 206 funds in Lipper's International Large Cap Core category was -1.34%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced Fund performance over the period?

A: The Fund performed relatively well in the fiscal year's early months, during which strong global growth trends drove solid rallies in equities in Europe and the emerging markets. However, problems that originated in the housing and subprime mortgage markets in the United States spread quickly throughout the world, causing credit markets to seize up. Foreign stock markets generally declined as the U.S. market fell amid widening fears that the problems in the credit markets might threaten the global economic expansion.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund's investments in financials companies, especially in Europe and Japan, were hit particularly hard in this market downturn, hurting relative performance. The impact of declining values of stocks of several major financial institutions were partially offset, however, by our selections in emerging markets, particularly in Latin America.

    While international equity markets were caught up in the credit issues that hurt U.S. stocks, the rising values of many major foreign currencies relative to the U.S. dollar did help most developed markets outperform the domestic stock market for the period, demonstrating again the value of diversification.

    In managing Pioneer International Equity Fund, we focus on fundamental stock analysis and security selection, rather than sector or country weightings. The Fund's exposures to the different sectors and regions tend to be broadly consistent with the weightings of the MSCI EAFE Index, and any minor underweight or overweight positions are the outgrowth of the Fund's decisions about individual stocks. We do, however, adjust our exposure to the emerging markets, which are not part of the EAFE Index, depending upon our view of the opportunities and risks that they present.

Q: What were some of the investments that contributed positively to Fund performance during the period?

A: Several Latin American holdings in particular supported the Fund's results, especially over the final six months of the period. The Fund's investment in Petrobras, the major Brazilian oil company that benefited from the fast-rising price of crude oil, helped significantly. The Fund's relatively newer position in America Movil, the Mexican-based wireless telecommunication services company that is expanding across Latin
    America, also had a positive influence on results.

    Several Japanese investments also gained, despite some difficulties in other Japanese holdings that were more highly exposed to the problems in the global credit markets. Positive contributors included: brewer Kirin Holdings; heavy construction equipment manufacturer Komatsu; and electronics games producer Nintendo. Kirin gained from corporate restructuring and strong sales, while Komatsu posted strong revenue growth in the emerging markets,

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/08                             (continued)
--------------------------------------------------------------------------------

    especially in Asia. Nintendo's share price rose with the success of its new Wii game console.

    In Europe, the Fund's investments in Vodafone, the British-based global telecommunications company, and in Porsche, the German automotive company, both helped substantially. The Fund's holding in Rio Tinto, the British/Australian global mining corporation, performed well both because of rising commodity prices and because the company received an unsolicited takeover proposal from rival BHP.

Q: What were some of the investments that held back Fund results for the period?

A: The Fund's positions in major financial institutions had a negative impact on results as problems spread throughout the credit markets. One of the more noteworthy detractors was the Fund's investment in France's Societe Generale, whose problems were compounded when one rogue trader within the company made unauthorized transactions that cost the bank more than $7 billion in losses. Credit Suisse's share price also declined substantially as it was forced to write down on its balance sheet the value of subprime mortgage-related securities.

    The effects of a deterioration in global credit markets also adversely affected two major Japanese investments, Mizuho Financial Group and Mitsui Fudosan. In addition, Mizuho was hurt by the rising value of the Japanese yen on international currency markets as well as by a loss of confidence in Japanese institutions because of slow progress in political reforms. Mitsui Fudosan, a Japanese real estate investor, suffered because of a sluggish property market.

Q:  What is your investment outlook?

A: As we look ahead, we believe that the global equity markets are likely to continue to be volatile in the near term. However, at some point the policy responses of the major central banks, including the U.S. Federal Reserve, will be successful in injecting new liquidity into the financial systems and stabilizing the credit markets, which should lead to improving corporate profitability.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    As we look ahead, we expect to monitor this changing environment carefully. We intend to assess and to balance the consequences of the seizure in the credit markets with the effects of the positive steps being taken by the major central banks. At the same time, we believe emerging markets may continue to offer some interesting opportunities. We think the underlying economic fundamentals of emerging markets have been largely unaffected by the turmoil in the credit markets of developed nations.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                                                 85.4%
Temporary Cash Investment                                                    4.6%
U.S. Common Stocks                                                           4.6%
Depositary Receipts for International Stocks                                 3.5%
International Preferred Stocks                                               1.9%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

==============  Japan 21.6%

=============  United Kingdom 20.4%

=========  France 14.4%

=====  Germany 8.2%

===  Switzerland 5.5%

==  Spain 4.2%

==  Netherlands 4.2%

==  Australia 3.6%

= Brazil 2.0%

= Russia 1.7%

= Sweden 1.7%

= Singapore 1.6%

= Hong Kong 1.5%

= United States 1.4%

= Mexico 1.2%

= South Korea 1.0%

===  Other (individually less than 1%) 5.8%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

  1.  Imperial Tobacco Group Plc                                            4.43%
  2.  Eutelsat Communications                                               3.05
  3.  Banco Santander Central Hispano SA                                    2.95
  4.  Royal Dutch Shell Plc                                                 2.65
  5.  BNP Paribas SA                                                        2.64
  6.  Rio Tinto Plc                                                         2.23
  7.  CS Group                                                              2.19
  8.  Royal Bank of Scotland Group Plc                                      1.92
  9.  British American Tobacco Plc                                          1.86
 10.  Total SA                                                              1.71

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     3/31/08    3/31/07
 -----     -------    -------
    A      $23.04      $26.46
    B      $20.66      $24.03
    C      $20.36      $23.70
    Y      $23.29      $26.67

Distributions Per Share
--------------------------------------------------------------------------------

                 4/1/07 - 3/31/08
                 ----------------
            Net
        Investment    Short-Term     Long-Term
 Class    Income    Capital Gains  Capital Gains
 -----    ------    -------------  -------------
   A      $0.1493      $0.4788        $1.8063
   B      $0.0081      $0.4788        $1.8063
   C      $0.0067      $0.4788        $1.8063
   Y      $0.2441      $0.4788        $1.8063


Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

-----------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                     Net Asset    Public Offering
Period                              Value (NAV)     Price (POP)
10 Years                                4.18%           3.56%
5 Years                                19.34           17.93
1 Year                                 -4.68          -10.15
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                       Gross            Net

                                        1.77%           1.60%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                              Value of $10,000 Investment

                          Pioneer
                        International
                         Equity Fund          MSCI EAFE Index
                         -----------          ---------------
3/98                        9,425                 10,000
                            8,741                 10,637
3/00                       12,990                 13,338
                            8,450                  9,914
3/02                        8,028                  9,141
                            5,863                  7,011
3/04                        8,839                 11,087
                           10,436                 12,805
3/06                       12,933                 15,998
                           14,886                 19,308
3/08                       14,190                 18,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

---------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                        If          If
Period                                 Held      Redeemed
10 Years                                3.25%       3.25%
5 Years                                18.26       18.26
1 Year                                 -5.51       -8.95
 --------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                        Gross       Net

                                        2.56%       2.50%
---------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                              Value of $10,000 Investment

                          Pioneer
                        International
                         Equity Fund           MSCI EAFE Index
                         -----------           ---------------
3/98                       10,000                 10,000
                            9,182                 10,637
3/00                       13,534                 13,338
                            8,733                  9,914
3/02                        8,226                  9,141
                            5,951                  7,011
3/04                        8,887                 11,087
                           10,398                 12,805
3/06                       12,773                 15,998
                           14,567                 19,308
3/08                       13,765                 18,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

----------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                         If          If
Period                                  Held      Redeemed
10 Years                                3.13%       3.13%
5 Years                                18.23       18.23
1 Year                                 -5.46       -5.46
----------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                        Gross       Net

                                        2.52%       2.50%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                               Value of $10,000 Investment

                          Pioneer
                        International
                         Equity Fund           MSCI EAFE Index
                         -----------           ---------------
3/98                       10,000                 10,000
                            9,182                 10,637
3/00                       13,511                 13,338
                            8,714                  9,914
3/02                        8,170                  9,141
                            5,892                  7,011
3/04                        8,770                 11,087
                           10,274                 12,805
3/06                       12,621                 15,998
                           14,398                 19,308
3/08                       13,612                 18,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/08                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

----------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2008)
                                         If          If
Period                                  Held      Redeemed
10 Years                                4.41%       4.41%
5 Years                                19.86       19.86
1 Year                                 -4.15       -4.15
----------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)
                                        Gross       Net

                                        1.04%       1.04%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                              Value of $10,000 Investment

                          Pioneer
                        International
                         Equity Fund           MSCI EAFE Index
                         -----------           ---------------
3/98                       10,000                 10,000
                            9,273                 10,637
3/00                       13,781                 13,338
                            8,964                  9,914
3/02                        8,517                  9,141
                            6,220                  7,011
3/04                        9,378                 11,087
                           11,130                 12,805
3/06                       13,874                 15,998
                           16,056                 19,308
3/08                       15,389                 18,869

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on August 11, 2004 reflects in NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher then those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charge and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and unlike Fund returns, do not reflect any fees, expenses or sales charge. You cannot invest directly in an index.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from October 1, 2007 through March 31, 2008.

Share Class                             A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 10/1/07

 Ending Account Value             $  869.79      $  865.69      $  866.15      $  872.47
 On 3/31/08

 Expenses Paid During Period*     $    7.01      $   11.10      $   11.06      $    4.87

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.38%, 2.37%, and 1.04% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from October 1, 2007 through March 31, 2008.


Share Class                             A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 10/1/07

 Ending Account Value             $1,017.50      $1,013.10      $1,013.15      $1,019.80
 On 3/31/08

Expenses Paid During Period*     $    7.57      $   11.98      $   11.93      $    5.25

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.38%, 2.37% and 1.04% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08
--------------------------------------------------------------------------------

   Shares                                                          Value
               PREFERRED STOCKS - 2.0%
               Automobiles & Components - 0.8%
               Automobile Manufacturers - 0.8%
   18,140      Porsche AG*                                  $  3,326,266
                                                            ------------
               Total Automobiles & Components               $  3,326,266
                                                            ------------
               Utilities - 1.2%
               Multi-Utilities - 1.2%
   47,945      RWE AG                                       $  4,572,131
                                                            ------------
               Total Utilities                              $  4,572,131
                                                            ------------
               TOTAL PREFERRED STOCKS
               (Cost $6,334,667)                            $  7,898,397
                                                            ------------
               COMMON STOCKS - 97.3%
               Energy - 9.8%
               Integrated Oil & Gas - 7.2%
   68,700      Gazprom (A.D.R.)*                            $  3,469,350
   47,913      Petrobras Brasileiro (A.D.R.)                   4,057,752
  116,497      Repsol SA                                       4,017,176
  308,027      Royal Dutch Shell Plc                          10,621,721
   92,018      Total SA                                        6,836,739
                                                            ------------
                                                            $ 29,002,738
                                                            ------------
               Oil & Gas Equipment & Services - 1.4%
   89,395      Sbm Offshore NV*                             $  2,880,513
   39,037      Technip                                         3,018,620
                                                            ------------
                                                            $  5,899,133
                                                            ------------
               Oil & Gas Exploration & Production - 0.9%
2,512,471      CNOOC, Ltd.                                  $  3,694,533
                                                            ------------
               Oil & Gas Refining & Marketing - 0.3%
   17,538      Petroplus Holdings AG*                       $  1,079,025
                                                            ------------
               Total Energy                                 $ 39,675,429
                                                            ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                Value
             Materials - 9.4%
             Construction Materials - 1.6%
 63,653      CRH Plc                                            $  2,417,509
 37,174      Holcim, Ltd.                                          3,900,632
                                                                ------------
                                                                $  6,318,141
                                                                ------------
             Diversified Chemical - 0.7%
106,000      Nissan Chemical Industries*                        $  1,132,291
541,800      UBE Industries, Ltd.*                                 1,761,377
                                                                ------------
                                                                $  2,893,668
                                                                ------------
             Diversified Metals & Mining - 5.8%
195,609      Broken Hill Proprietary Co., Ltd.                  $  6,420,128
141,239      Companhia Vale do Rio Doce (A.D.R.)                   4,117,117
 40,415      Freeport-McMoRan Copper & Gold, Inc. (Class B)        3,888,731
 85,965      Rio Tinto Plc                                         8,917,176
                                                                ------------
                                                                $ 23,343,152
                                                                ------------
             Fertilizers & Agricultural Chemicals - 0.7%
 48,900      Yara International ASA*                            $  2,839,473
                                                                ------------
             Industrial Gases - 0.6%
287,145      Taiyo Nippon Sanso Corp.*                          $  2,304,552
                                                                ------------
             Total Materials                                    $ 37,698,986
                                                                ------------
             Capital Goods - 10.8%
             Aerospace & Defense - 1.7%
447,134      Bae Systems                                        $  4,279,565
 38,209      Thomson CSF*                                          2,474,355
                                                                ------------
                                                                $  6,753,920
                                                                ------------
             Building Products - 1.0%
192,707      Asahi Glass Co., Ltd.*                             $  2,135,640
 20,924      Compagnie de Saint Gobain                             1,708,411
                                                                ------------
                                                                $  3,844,051
                                                                ------------
             Construction, Farm Machinery & Heavy Trucks - 1.2%
 55,490      Daewoo Heavy Industries & Machinery, Ltd.*         $  2,121,378
 98,019      Komatsu, Ltd.*                                        2,777,798
                                                                ------------
                                                                $  4,899,176
                                                                ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08                                      (continued)
--------------------------------------------------------------------------------

 Shares                                                        Value
             Electrical Component & Equipment - 0.6%
196,759      Sumitomo Electric, Inc.                    $  2,494,704
                                                        ------------
             Heavy Electrical Equipment - 0.8%
368,622      Mitsubishi Electric Corp.*                 $  3,246,344
                                                        ------------
             Industrial Conglomerates - 3.0%
390,808      Keppel Corp.                               $  2,826,944
261,705      Hutchinson Whampoa, Ltd.                      2,495,810
 62,054      Siemens AG                                    6,781,685
                                                        ------------
                                                        $ 12,104,439
                                                        ------------
             Industrial Machinery - 1.0%
142,934      AB SKF                                     $  2,876,992
 80,505      Nabtesco Corp.*                               1,105,304
                                                        ------------
                                                        $  3,982,296
                                                        ------------
             Trading Companies & Distributors - 1.5%
359,700      Itochu Corp.*                              $  3,566,217
118,000      Marubeni Corp.*                                 876,339
170,996      Wolseley Plc                                  1,790,919
                                                        ------------
                                                        $  6,233,475
                                                        ------------
             Total Capital Goods                        $ 43,558,405
                                                        ------------
             Commercial Services & Supplies - 0.4%
             Office Services & Supplies - 0.4%
123,867      Corporate Express*                         $  1,440,487
                                                        ------------
             Total Commercial Services & Supplies       $  1,440,487
                                                        ------------
             Transportation - 2.2%
             Air Freight & Couriers - 0.5%
 56,111      TNT NV                                     $  2,084,046
                                                        ------------
             Airlines - 0.2%
215,003      Ryanair Holdings Plc*                      $    935,620
                                                        ------------
             Railroads - 1.5%
    698      East Japan Railway Co.*                    $  5,806,752
                                                        ------------
             Total Transportation                       $  8,826,418
                                                        ------------
             Automobiles & Components - 2.6%
             Auto Parts & Equipment - 0.2%
 26,901      Denso Corp.*                               $    871,370
                                                        ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                        Value
               Automobile Manufacturers - 1.8%
  219,107      Isuzu Motors, Ltd.*                      $  1,097,737
  124,693      Toyota Motor Co.                            6,279,729
                                                        ------------
                                                        $  7,377,466
                                                        ------------
               Tires & Rubber - 0.6%
   23,024      Compagnie Generale des
               Etablissements Michelin*                 $  2,400,945
                                                        ------------
               Total Automobiles & Components           $ 10,649,781
                                                        ------------
               Consumer Durables & Apparel - 1.0%
               Consumer Electronics - 0.7%
   68,150      Sony Corp.                               $  2,724,213
                                                        ------------
               Homebuilding - 0.3%
   21,900      Daito Trust Construction Co., Ltd.*      $  1,131,884
                                                        ------------
               Total Consumer Durables & Apparel        $  3,856,097
                                                        ------------
               Consumer Services - 0.4%
               Hotels, Resorts & Cruise Lines - 0.4%
   42,804      Carnival Corp.                           $  1,732,706
                                                        ------------
               Total Consumer Services                  $  1,732,706
                                                        ------------
               Media - 3.8%
               Broadcasting & Cable TV - 3.4%
  125,249      British Sky Broadcasting Plc             $  1,386,720
  447,094      Eutelsat Communications                    12,208,548
                                                        ------------
                                                        $ 13,595,268
                                                        ------------
               Publishing - 0.4%
  124,012      Reed Elsevier Plc                        $  1,574,917
                                                        ------------
               Total Media                              $ 15,170,185
                                                        ------------
               Retailing - 2.2%
               Department Stores - 1.7%
2,790,500      New World Department Store China*        $  3,276,598
   14,333      Pinault-Printemps Redoute                   2,126,468
  126,500      Takashimaya Co., Ltd.*                      1,433,605
                                                        ------------
                                                        $  6,836,671
                                                        ------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                     Value
             Internet Retail - 0.5%
    160      Dena Co., Ltd.*                         $  1,024,597
 12,500      Japan Petroleum Exploration*                 829,021
                                                     ------------
                                                     $  1,853,618
                                                     ------------
             Total Retailing                         $  8,690,289
                                                     ------------
             Food & Drug Retailing - 3.6%
             Food Retail - 2.8%
 22,200      Lawson, Inc.*                           $    982,345
 99,600      Seven & I Holdings Co., Ltd.*              2,530,022
658,042      William Morrison Supermarkets Plc          3,594,102
157,500      Woolworths, Ltd.                           4,180,558
                                                     ------------
                                                     $ 11,287,027
                                                     ------------
             Hypermarkets & Supercenters - 0.8%
 42,472      Carrefour Group SA*                     $  3,273,635
                                                     ------------
             Total Food & Drug Retailing             $ 14,560,662
                                                     ------------
             Food, Beverage & Tobacco - 9.0%
             Brewers - 1.3%
 28,464      Heineken NV                             $  1,652,731
176,136      Kirin Holdings Co., Ltd.                   3,350,266
                                                     ------------
                                                     $  5,002,997
                                                     ------------
             Packaged Foods & Meats - 1.5%
176,621      Unilever NV                             $  5,930,039
                                                     ------------
             Tobacco - 6.2%
198,715      British American Tobacco Plc            $  7,434,187
385,600      Imperial Tobacco Group Plc*               17,721,768
                                                     ------------
                                                     $ 25,155,955
                                                     ------------
             Total Food, Beverage & Tobacco          $ 36,088,991
                                                     ------------
             Household & Personal Products - 2.1%
             Household Products - 2.1%
126,536      Kao Corp.*                              $  3,585,981
 46,731      Reckitt Benckiser Plc                      2,592,551
 31,068      Uni-Charm Corp.*                           2,283,174
                                                     ------------
                                                     $  8,461,706
                                                     ------------
             Total Household & Personal Products     $  8,461,706
                                                     ------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Health Care Equipment & Services - 1.1%
               Health Care Facilities - 0.5%
  265,435      Southern Cross Healthcare, Ltd.              $  1,973,260
                                                            ------------
               Health Care Services - 0.6%
   52,547      Fresenius Medical Care AG                    $  2,640,305
                                                            ------------
               Total Health Care Equipment & Services       $  4,613,565
                                                            ------------
               Pharmaceuticals & Biotechnology - 3.4%
               Pharmaceuticals - 3.4%
   70,530      Bristol-Myers Squibb Co.                     $  1,502,289
   54,200      Laboratorios Almirall SA*                       1,104,499
   36,151      Roche Holdings AG                               6,801,675
   15,375      Shire Pharmaceuticals Group Plc (A.D.R.)          891,135
   47,188      Shire Plc                                         911,094
   47,242      Takeda Chemical Industries*                     2,387,226
                                                            ------------
                                                            $ 13,597,918
                                                            ------------
               Total Pharmaceuticals & Biotechnology        $ 13,597,918
                                                            ------------
               Banks - 12.0%
               Diversified Banks - 12.0%
  592,515      Banco Santander Central Hispano SA           $ 11,795,454
  104,554      BNP Paribas SA                                 10,557,008
  282,049      Development Bank of Singapore, Ltd.             3,703,622
   76,848      Dexia                                           2,190,055
   36,713      Kookmin Bank (A.D.R.)*                          2,057,764
      196      Mitsubishi UFJ Financial Group, Inc.*               1,705
1,151,700      Royal Bank of Scotland Group Plc                7,698,827
   36,931      Societe Generale                                3,606,894
      470      Sumitomo Mitsui Financial Group, Inc.*          3,101,090
  175,583      Westpac Banking Corp.                           3,822,518
                                                            ------------
                                                            $ 48,534,937
                                                            ------------
               Total Banks                                  $ 48,534,937
                                                            ------------
               Diversified Financials - 4.4%
               Asset Management & Custody Banks - 0.6%
   87,151      Azimut Holding S.p.A.*                       $    905,580
  140,468      Man Group Plc                                   1,528,244
                                                            ------------
                                                            $  2,433,824
                                                            ------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                            Value
             Consumer Finance - 0.4%
 10,500      ORIX Corp.*                                    $  1,435,072
                                                            ------------
             Diversified Capital Markets - 3.0%
172,214      CS Group                                       $  8,757,176
 31,460      Deutsche Bank AG                                  3,556,414
                                                            ------------
                                                            $ 12,313,590
                                                            ------------
             Investment Banking & Brokerage - 0.4%
127,860      ICAP Plc                                       $  1,441,964
                                                            ------------
             Total Diversified Financials                   $ 17,624,450
                                                            ------------
             Insurance - 3.1%
             Multi-Line Insurance - 2.7%
 20,460      Allianz AG                                     $  4,053,497
218,752      Aviva Plc                                         2,676,534
118,096      AXA                                               4,270,373
                                                            ------------
                                                            $ 11,000,404
                                                            ------------
             Reinsurance - 0.4%
 17,600      Swiss Re*                                      $  1,537,643
                                                            ------------
             Total Insurance                                $ 12,538,047
                                                            ------------
             Real Estate - 0.7%
             Real Estate Management & Development - 0.7%
146,743      Mitsui Fudosan Co.*                            $  2,984,114
                                                            ------------
             Total Real Estate                              $  2,984,114
                                                            ------------
             Software & Services - 1.7%
             Home Entertainment Software - 1.3%
 37,100      Konami Corp.*                                  $  1,410,232
  7,396      Nintendo Corp., Ltd.*                             3,791,465
                                                            ------------
                                                            $  5,201,697
                                                            ------------
             IT Consulting & Other Services - 0.4%
 30,727      Cap Gemini SA*                                 $  1,751,590
                                                            ------------
             Total Software & Services                      $  6,953,287
                                                            ------------
             Technology Hardware & Equipment - 2.7%
             Communications Equipment - 0.9%
116,775      Nokia Oyj*                                     $  3,711,971
                                                            ------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                             Value
             Electronic Equipment & Instruments - 1.2%
 60,403      Fuji Photo Film Co., Ltd.*                      $  2,144,434
163,580      Hitachi, Ltd.*                                       972,312
 39,200      Hoya Corp.*                                          928,522
 99,631      Yaskawa Electric Corp.                               948,499
                                                             ------------
                                                             $  4,993,767
                                                             ------------
             Office Electronics - 0.6%
 47,951      Canon, Inc.                                     $  2,220,509
                                                             ------------
             Total Technology Hardware & Equipment           $ 10,926,247
                                                             ------------
             Semiconductors - 1.6%
             Semiconductor Equipment - 0.7%
 44,326      Tokyo Electron, Ltd.*                           $  2,740,611
                                                             ------------
             Semiconductors - 0.9%
263,098      Hon Hai Precision Industry (G.D.R.)*            $  2,980,510
131,400      Infineon Technologies AG*                            927,388
                                                             ------------
                                                             $  3,907,898
                                                             ------------
             Total Semiconductors                            $  6,648,509
                                                             ------------
             Telecommunication Services - 5.1%
             Integrated Telecommunication Services - 2.1%
162,700      Koninklijke KPN NV*                             $  2,752,430
212,500      Tele2 AB*                                          4,015,176
174,459      Telekomunikacja Polska SA                          1,731,284
                                                             ------------
                                                             $  8,498,890
                                                             ------------
             Wireless Telecommunication Services - 3.0%
 77,392      America Movil (A.D.R.)                          $  4,929,096
    333      KDDI Corp.*                                        2,056,778
 45,285      Mobile Telesystems (A.D.R.)*                       3,434,867
590,265      Vodafone Group Plc                                 1,766,753
                                                             ------------
                                                             $ 12,187,494
                                                             ------------
             Total Telecommunication Services                $ 20,686,384
                                                             ------------
             Utilities - 4.2%
             Electric Utilities - 1.7%
 36,401      E.On AG                                         $  6,784,010
                                                             ------------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/08                                     (continued)
--------------------------------------------------------------------------------

    Shares                                                                 Value
                  Gas Utilities - 0.9%
   955,200        Tokyo Gas Co., Ltd.*                              $  3,867,783
                                                                    ------------
                  Multi-Utilities - 1.6%
   211,286        National Grid Plc                                 $  2,896,671
    52,096        Suez Lyonnaise des Eaux                              3,419,907
                                                                    ------------
                                                                    $  6,316,578
                                                                    ------------
                  Total Utilities                                   $ 16,968,371
                                                                    ------------
                  TOTAL COMMON STOCKS
                  (Cost $372,135,300)                               $392,485,971
                                                                    ------------
 Principal
    Amount
                  TEMPORARY CASH INVESTMENTS - 4.8%
                  Repurchase Agreements - 4.8%
$9,690,000        Barclays Plc, 2.75%, dated 3/31/08, repurchase
                  price of $9,690,000 plus accrued interest on
                  4/1/08 collateralized by the following:
                  $3,564,993 Federal National Mortgage
                  Association, 5.5 - 6.5%, 2/1/23 - 1/1/48
                  $7,244,878 Federal National Mortgage
                  Association (ARM), 4.44 - 7.029%,
                  1/1/34 - 9/1/37
                  $1,200,416 Federal Home Loan Mortgage
                  Corp., 4.182 - 4.728%, 12/1/34 - 6/1/35
                  $724,571 Freddie Mac Giant, 4.0 - 6.0%,
                  2/1/23 - 5/1/37                                   $  9,690,000
 9,690,000        JP Morgan Chase & Co., 2.65%, dated 3/31/08,
                  repurchase price of $9,690,000 plus accrued
                  interest on 4/1/08 collateralized by
                  $12,508,341 Federal National Mortgage
                  Association, 5.0 - 10.0%, 10/1/14 - 3/1/38           9,690,000
                                                                    ------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $19,380,000)                                $ 19,380,000
                                                                    ------------
                  TOTAL INVESTMENT IN SECURITIES - 104.1%
                  (Cost $397,849,967)(a)(b)                         $419,764,368
                                                                    ------------
                  OTHER ASSETS AND LIABILITIES - (4.1)%             $(16,575,092)
                                                                    ------------
                  TOTAL NET ASSETS - 100.0%                         $403,189,276
                                                                    ============


24  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

*        Non-income producing security.


(A.D.R.) American Depositary Receipt.


(G.D.R.) Global Depositary Receipt.


(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $402,462,596 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost             $46,079,717
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (28,777,945)
                                                                     -----------
         Net unrealized gain                                         $17,301,772
                                                                     ===========

(b) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

         Japan                                                              21.6%
         United Kingdom                                                     20.4
         France                                                             14.4
         Germany                                                             8.2
         Switzerland                                                         5.5
         Spain                                                               4.2
         Netherlands                                                         4.2
         Australia                                                           3.6
         Brazil                                                              2.0
         Russia                                                              1.7
         Sweden                                                              1.7
         Singapore                                                           1.6
         Hong Kong                                                           1.5
         United States                                                       1.4
         Mexico                                                              1.2
         South Korea                                                         1.0
         Other (individually less than 1%)                                   5.8
                                                                           -----
                                                                           100.0%
                                                                           =====

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2008 aggregated $385,817,597 and $484,976,308, respectively.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/08
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $397,849,967)        $419,764,368
  Foreign currencies, at value (cost $84,780)                         95,846
  Receivables -
    Investment securities sold                                    10,550,415
    Fund shares sold                                                 190,963
    Dividends, interest and foreign taxes withheld                 1,817,400
    Due from Pioneer Investment Management, Inc.                     134,058
  Other                                                               41,924
                                                                ------------
     Total assets                                               $432,594,974
                                                                ------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  8,181,086
    Fund shares repurchased                                       20,946,807
    Forward foreign currency settlement contracts, net                 4,396
  Due to bank                                                         15,512
  Due to affiliates                                                  107,350
  Accrued expenses                                                   150,547
                                                                ------------
     Total liabilities                                          $ 29,405,698
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $376,220,369
  Distributions in excess of net investment income                  (451,728)
  Accumulated net realized gain on investments and foreign
    currency transactions                                          5,465,387
  Net unrealized gain on investments                              21,914,401
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                        40,847
                                                                ------------
     Total net assets                                           $403,189,276
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $67,140,911/2,914,732 shares)               $      23.04
                                                                ============
  Class B (based on $18,063,840/874,127 shares)                 $      20.66
                                                                ============
  Class C (based on $13,526,712/664,214 shares)                 $      20.36
                                                                ============
  Class Y (based on $304,457,813/13,072,693 shares)             $      23.29
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($23.04 [divided by] 94.25%)                          $      24.45
                                                                ============


26  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 3/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,114,046)     $  9,060,351
  Interest                                                         241,473
  Income from securities loaned, net                               207,215
                                                              ------------
     Total investment income                                                      $  9,509,039
                                                                                  ------------
EXPENSES:
  Management fees                                             $  3,221,263
  Transfer agent fees and expenses
   Class A                                                         325,927
   Class B                                                          87,541
   Class C                                                          54,812
   Class Y                                                           4,826
  Distribution fees
   Class A                                                         202,972
   Class B                                                         196,816
   Class C                                                         143,758
  Administrative fees                                               85,831
  Custodian fees                                                   655,155
  Registration fees                                                 69,650
  Professional fees                                                 76,277
  Printing expense                                                  52,080
  Fees and expenses of nonaffiliated trustees                        8,028
  Miscellaneous                                                     32,746
                                                              ------------
     Total expenses                                                               $  5,217,682
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                              (406,762)
     Less fees paid indirectly                                                         (16,633)
                                                                                  ------------
     Net expenses                                                                 $  4,794,287
                                                                                  ------------
       Net investment income                                                      $  4,714,752
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                $ 20,002,591
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                (328,835)       $ 19,673,756
                                                              ------------        ------------
  Change in net unrealized gain on:
   Investments                                                $(64,495,562)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                  32,836        $(64,462,726)
                                                              ------------        ------------
  Net loss on investments and foreign currency transactions                       $(44,788,970)
                                                                                  ------------
  Net decrease in net assets resulting from operations                            $(40,074,218)
                                                                                  ============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 3/31/08 and 3/31/07, respectively

                                                           Year Ended        Year Ended
                                                             3/31/08          3/31/07
FROM OPERATIONS:
Net investment income                                    $    4,714,752    $   2,060,345
Net realized gain on investments and foreign
  currency transactions                                      19,673,756       20,923,952
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         (64,462,726)       6,230,092
                                                         --------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  (40,074,218)   $  29,214,389
                                                         --------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.15 and $0.20 per share, respectively)    $     (581,211)   $    (398,514)
    Class B ($0.01 and $0.00 per share, respectively)            (8,021)               -
    Class C ($0.01 and $0.04 per share, respectively)            (4,770)         (20,208)
    Class Y ($0.24 and $0.31 per share, respectively)        (3,352,097)      (1,730,062)
Net realized gain:
    Class A ($2.29 and $1.90 per share, respectively)        (6,151,415)      (3,058,577)
    Class B ($2.29 and $1.90 per share, respectively)        (1,674,793)      (1,202,694)
    Class C ($2.29 and $1.90 per share, respectively)        (1,291,249)        (855,908)
    Investor Class ($0.00 and $1.90 per share,
     respectively)                                                    -         (516,360)
    Class Y ($2.29 and $1.90 per share, respectively)       (18,941,558)      (9,335,866)
                                                         --------------    -------------
     Total distributions to shareowners                  $  (32,005,114)   $ (17,118,189)
                                                         --------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $   48,151,858    $  71,377,103
Shares issued in reorganization                             334,635,383                -
Reinvestment of distributions                                29,273,080       16,765,516
Cost of shares repurchased                                 (162,932,717)     (44,826,507)
Redemption fees                                                       -            2,071
                                                         --------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                             $  249,127,604    $  43,318,183
                                                         --------------    -------------
    Net increase in net assets                           $  177,048,272    $  55,414,383
NET ASSETS:
Beginning of year                                           226,141,004      170,726,621
                                                         --------------    -------------
End of year                                              $  403,189,276    $ 226,141,004
                                                         ==============    =============
Undistributed (distributions in excess of)
  net investment income, end of year                     $     (451,728)   $     221,841
                                                         ==============    =============


28  The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '08 Shares      '08 Amount      '07 Shares     '07 Amount
CLASS A
Shares sold                           829,530    $ 21,841,675       704,237    $ 18,151,605
Shares issued in
  reorganization                    1,624,117      43,298,972             -               -
Reinvestment of distributions         246,958       6,493,680       131,432       3,337,807
Conversion from Investor
  class Shares                              -               -       291,397       7,468,508
Less shares repurchased            (1,994,992)    (48,516,196)     (455,220)    (11,551,490)
                                   ----------    ------------     ---------    ------------
    Net increase                      705,613    $ 23,118,131       671,846    $ 17,406,430
                                   ==========    ============     =========    ============
CLASS B
Shares sold                           196,048    $  4,714,739       236,341    $  5,549,657
Shares issued in
  reorganization                      288,840       6,923,491             -               -
Reinvestment of distributions          64,738       1,530,201        47,217       1,081,751
Less shares repurchased              (394,654)     (9,106,357)     (233,927)     (5,382,723)
                                   ----------    ------------     ---------    ------------
    Net increase                      154,972    $  4,062,074        49,631    $  1,248,685
                                   ==========    ============     =========    ============
CLASS C
Shares sold                           182,696    $  4,306,495       232,936    $  5,420,498
Shares issued in
  reorganization                      142,096       3,356,301             -               -
Reinvestment of distributions          52,722       1,227,453        36,775         833,112
Less shares repurchased              (249,292)     (5,702,745)     (149,329)     (3,394,178)
                                   ----------    ------------     ---------    ------------
    Net increase                      128,222    $  3,187,504       120,382    $  2,859,432
                                   ==========    ============     =========    ============
INVESTOR CLASS*
Reinvestment of distributions                                        19,657    $    500,105
Conversion to Class A shares                                       (290,089)     (7,468,508)
Less shares repurchased                                             (32,782)       (831,736)
                                                                  ---------    ------------
    Net decrease                                                   (303,214)   $ (7,800,139)
                                                                  =========    ============
CLASS Y
Shares sold                           655,433    $ 17,288,949     1,640,015    $ 42,257,414
Shares issued in
  reorganization                   10,436,562     281,056,619             -               -
Reinvestment of distributions         753,708      20,021,746       428,922      11,012,741
Less shares repurchased            (3,934,983)    (99,607,419)     (907,633)    (23,666,380)
                                   ----------    ------------     ---------    ------------
    Net increase                    7,910,720    $218,759,895     1,161,304    $ 29,603,775
                                   ==========    ============     =========    ============

* Investor class shares converted to Class A shares on 12/10/06.


 The accompanying notes are an integral part of these financial statements.   29

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                               3/31/08       3/31/07       3/31/06      3/31/05      3/31/04
CLASS A
Net asset value, beginning of period                           $ 26.46       $ 24.90       $ 20.72      $ 17.55      $ 11.64
                                                               -------       -------       -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.24       $  0.17       $  0.18      $  0.09      $  0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  (1.22)         3.49          4.67         3.08         5.81
                                                               -------       -------       -------      -------      -------
  Net increase (decrease) from investment operations           $ (0.98)      $  3.66       $  4.85      $  3.17      $  5.91
                                                               -------       -------       -------      -------      -------
Distributions to shareowners:
 Net investment income                                         $ (0.15)      $ (0.20)      $ (0.01)     $     -      $     -
 Net realized gain                                               (2.29)        (1.90)        (0.67)           -            -
                                                               -------       -------       -------      -------      -------
Total distributions                                            $ (2.44)      $ (2.10)      $ (0.68)     $     -      $     -
                                                               -------       -------       -------      -------      -------
Redemption fees                                                $     -       $  0.00(a)    $  0.01      $     -      $     -
                                                               -------       -------       -------      -------      -------
Net increase (decrease) in net asset value                     $ (3.42)      $  1.56       $  4.18      $  3.17      $  5.91
                                                               -------       -------       -------      -------      -------
Net asset value, end of period                                 $ 23.04       $ 26.46       $ 24.90      $ 20.72      $ 17.55
                                                               =======       =======       =======      =======      =======
Total return*                                                    (4.68)%       15.11%        23.93%       18.06%       50.77%
Ratio of net expenses to average net assets+                      1.51%         1.62%         1.60%        1.65%        1.75%
Ratio of net investment income to average net assets+             1.06%         0.81%         0.91%        0.52%        0.67%
Portfolio turnover rate                                            103%           94%          117%         124%         169%
Net assets, end of period (in thousands)                       $67,141       $58,458       $38,277      $27,906      $18,345
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.74%         1.77%         2.08%        2.57%        2.80%
 Net investment income (loss)                                     0.83%         0.66%         0.43%       (0.40)%      (0.38)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.50%         1.60%         1.60%        1.65%        1.75%
 Net investment income                                            1.07%         0.83%         0.91%        0.52%        0.67%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended    Year Ended    Year Ended   Year Ended  Year Ended
                                                                 3/31/08       3/31/07       3/31/06      3/31/05     3/31/04
CLASS B
Net asset value, beginning of period                             $ 24.03       $ 22.82      $ 19.20      $ 16.41      $ 10.99
                                                                 -------       -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.05       $ (0.01)     $  0.01      $ (0.06)     $ (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    (1.12)         3.12         4.27         2.85         5.45
                                                                 -------       -------      -------      -------      -------
  Net increase (decrease) from investment operations             $ (1.07)      $  3.11      $  4.28      $  2.79      $  5.42
                                                                 -------       -------      -------      -------      -------
Distributions to shareowners:
 Net investment income                                           $ (0.01)      $     -            -      $     -      $     -
 Net realized gain                                                 (2.29)        (1.90)       (0.67)           -            -
                                                                 -------       -------      -------      -------      -------
Total distributions                                              $ (2.30)      $ (1.90)     $ (0.67)     $     -      $     -
                                                                 -------       -------      -------      -------      -------
Redemption fees                                                  $     -       $  0.00(a)   $  0.01      $     -      $     -
                                                                 -------       -------      -------      -------      -------
Net increase (decrease) in net asset value                       $ (3.37)      $  1.21      $  3.62      $  2.79      $  5.42
                                                                 -------       -------      -------      -------      -------
Net asset value, end of period                                   $ 20.66       $ 24.03      $ 22.82      $ 19.20      $ 16.41
                                                                 =======       =======      =======      =======      =======
Total return*                                                      (5.51)%       14.04%       22.85%       17.00%       49.32%
Ratio of net expenses to average net assets+                        2.39%         2.52%        2.50%        2.54%        2.66%
Ratio of net investment income (loss) to average net assets+        0.26%        (0.03)%       0.05%       (0.37)%      (0.23)%
Portfolio turnover rate                                              103%           94%         117%         124%         169%
Net assets, end of period (in thousands)                         $18,064       $17,284      $15,278      $12,632      $ 8,575
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.53%         2.56%        2.91%        3.42%        3.70%
 Net investment income (loss)                                       0.12%        (0.07)%      (0.36)%      (1.25)%      (1.27)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.38%         2.50%        2.50%        2.53%        2.65%
 Net investment income (loss)                                       0.27%        (0.01)%       0.05%       (0.36)%      (0.22)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                                 3/31/08       3/31/07       3/31/06       3/31/05      3/31/04
CLASS C
Net asset value, beginning of period                             $ 23.70       $ 22.56        $18.99        $16.21       $10.89
                                                                 -------       -------        ------        ------       ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.05       $ (0.02)       $ 0.00(a)     $(0.04)      $(0.07)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    (1.09)         3.10          4.23          2.82         5.39
                                                                 -------       -------        ------        ------       ------
  Net increase (decrease) from investment operations             $ (1.04)      $  3.08        $ 4.23        $ 2.78       $ 5.32
                                                                 -------       -------        ------        ------       ------
Distributions to shareowners:
 Net investment income                                           $ (0.01)      $ (0.04)       $    -        $    -       $    -
 Net realized gain                                                 (2.29)        (1.90)        (0.67)            -            -
                                                                 -------       -------        ------        ------       ------
Total distributions                                              $ (2.30)      $ (1.94)       $(0.67)       $    -       $    -
                                                                 -------       -------        ------        ------       ------
Redemption fees                                                  $     -       $  0.00(a)     $ 0.01        $    -       $    -
                                                                 -------       -------        ------        ------       ------
Net increase (decrease) in net asset value                       $ (3.34)      $  1.14        $ 3.57        $ 2.78       $ 5.32
                                                                 -------       -------        ------        ------       ------
Net asset value, end of period                                   $ 20.36       $ 23.70        $22.56        $18.99       $16.21
                                                                 =======       =======        ======        ======       ======
Total return*                                                      (5.46)%       14.08%        22.84%        17.15%       48.85%
Ratio of net expenses to average net assets+                        2.38%         2.52%         2.50%         2.45%        3.02%
Ratio of net investment income (loss) to average net assets+        0.26%        (0.06)%        0.02%        (0.26)%      (0.64)%
Portfolio turnover rate                                              103%           94%          117%          124%         169%
Net assets, end of period (in thousands)                         $13,527       $12,705        $9,375        $6,925       $3,652
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.46%         2.52%         2.80%         3.30%        4.03%
 Net investment income (loss)                                       0.18%        (0.06)%       (0.28)%       (1.11)%      (1.65)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.37%         2.50%         2.50%         2.44%        3.02%
 Net investment income (loss)                                       0.27%        (0.04)%        0.02%        (0.25)%      (0.64)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  8/11/04 (a)
                                                                        Year Ended   Year Ended    Year Ended         to
                                                                          3/31/08      3/31/07       3/31/06        3/31/05
CLASS Y
Net asset value, beginning of period                                    $  26.67      $  25.05      $  20.83        $ 17.40
                                                                        --------      --------      --------        -------
Increase (decrease) from investment operations:
 Net investment income                                                  $   0.26      $   0.27      $   0.15        $  0.06
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    (1.11)         3.56          4.87           3.37
                                                                        --------      --------      --------        -------
  Net increase (decrease) from investment operations                    $  (0.85)     $   3.83      $   5.02        $  3.43
                                                                        --------      --------      --------        -------
Distributions to shareowners:
 Net investment income                                                  $  (0.24)     $  (0.31)     $  (0.13)       $     -
 Net realized gain                                                         (2.29)        (1.90)        (0.67)             -
                                                                        --------      --------      --------        -------
Net increase (decrease) in net asset value                              $  (3.38)     $   1.62      $   4.22        $  3.43
                                                                        --------      --------      --------        -------
Net asset value, end of period                                          $  23.29      $  26.67      $  25.05        $ 20.83
                                                                        ========      ========      ========        =======
Total return*                                                              (4.15)%       15.72%        24.65%         19.71%(b)
Ratio of net expenses to average net assets+                                1.04%         1.04%         1.06%          0.87%**
Ratio of net investment income to average net assets+                       1.41%         1.32%         1.09%          1.20%**
Portfolio turnover rate                                                      103%           94%          117%           124%
Net assets, end of period (in thousands)                                $304,458      $137,695      $100,225        $12,627
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.11%         1.04%         1.21%          1.56%**
 Net investment income                                                      1.34%         1.32%         0.94%          0.51%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.04%         1.04%         1.06%          0.87%**
 Net investment income                                                      1.41%         1.32%         1.09%          1.20%**

(a) Class Y shares were first publicly offered on August 11, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer International Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08                               (continued)
--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D . Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the year ended March 31, 2008, the Fund paid no such taxes.

    In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of March 31, 2008, the Fund did not have a reserve related to capital gains.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The Fund has elected to defer $456,124 in currency losses recognized between November 1, 2007 and March 31, 2008 to its fiscal year ending March 31, 2009.

    At March 31, 2008, the Fund has reclassified $1,442,222 to decrease undistributed net investment income and $1,442,222 to increase accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended March 31, 2008 and March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                         2008            2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                    $ 9,206,322     $ 8,912,767
  Long-term capital gain                              22,798,792       8,205,422
                                                     -----------     -----------
    Total                                            $32,005,114     $17,118,189
                                                     ===========     ===========
--------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08                               (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2008:

--------------------------------------------------------------------------------
                                                                        2008
--------------------------------------------------------------------------------
  Undistributed long-term gain                                      $10,078,016
  Post October Loss deferred                                           (456,124)
  Unrealized appreciation                                            17,347,015
                                                                    -----------
    Total                                                           $26,968,907
                                                                    ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market on forward foreign currency contracts.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $31,337 in underwriting commissions on the sale of Class A shares during the year ended March 31, 2008.

F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $500 million and 0.75% of the excess over $500 million. For the year ended March 31, 2008, the net management fee was equivalent to 0.85% of the Fund's average net assets.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08                               (continued)
--------------------------------------------------------------------------------

Effective September 21, 2007, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.45%, 2.35%, and 2.35% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2010 for Class A shares and through August 1, 2009 for Class B and Class C shares.

Prior to September 21, 2007, PIM had agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.60%, 2.50%, and 2.50% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $30,611 in management fees, administrative costs and certain other services payable to PIM at March 31, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $72,361 in transfer agent fees payable to PIMSS at March 31, 2008.

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,378 in distribution fees payable to PFD at March 31, 2008.

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended March 31, 2008, CDSCs in the amount of $36,542 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2008, the Fund's expenses were reduced by $16,633 under such arrangements.

6.  Forward Foreign Currency Contracts

At March 31, 2008, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At March 31, 2008, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $1,238,599 and $1,242,995, respectively, resulting in a net payable of $4,396.

7.  Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing

Pioneer International Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/08                               (continued)
--------------------------------------------------------------------------------

limits. For the year ended March 31, 2008, the Fund had no borrowings under this agreement.

8.  Merger Information

On September 18, 2007, beneficial owners of Pioneer International Core Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 21, 2007 ("Closing Date"), by exchanging all of Pioneer International Core Equity Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer International Equity Fund's shares, based on Pioneer International Equity Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

----------------------------------------------------------------------------------------------
                    Pioneer International   Pioneer International Core   Pioneer International
                         Equity Fund                Equity Fund               Equity Fund
                     (Pre-Reorganization)      (Pre-Reorganization)      (Post-Reorganization)
----------------------------------------------------------------------------------------------
 Net Assets
 Class A                $  60,970,667              $  43,298,972             $ 104,269,639
 Class B                $  15,902,972              $   6,923,491             $  22,826,463
 Class C                $  12,703,883              $   3,356,301             $  16,060,184
 Class Y                $ 148,302,270              $ 281,056,619             $ 429,358,889
 Total Net
  Assets                $ 237,879,792              $ 334,635,383             $ 572,515,175
 Shares
  Outstanding
 Class A                    2,287,079                  4,138,176                 3,911,196
 Class B                      663,477                    697,853                   952,317
 Class C                      537,919                    337,272                   680,015
 Class Y                    5,506,598                 26,712,213                15,943,160
 Shares
  Issued in
  Reorganization
 Class A                                                                         1,624,117
 Class B                                                                           288,840
 Class C                                                                           142,096
 Class Y                                                                        10,436,562
----------------------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Unrealized       Accumulated
                                             Appreciation On       Gain On
                                               Closing Date      Closing Date
--------------------------------------------------------------------------------
  Pioneer International Core
   Equity Fund                                 $55,347,539        $88,766,825
                                               ===========        ===========
--------------------------------------------------------------------------------

9.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


10. Tax Information (unaudited)

For the fiscal year ending March 31, 2008, the Fund has elected to pass through foreign tax credits of $721,765.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer International Equity Fund:
We have audited the accompanying statement of assets and liabilities of Pioneer International Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer International Equity Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young

Boston, Massachusetts
May 20, 2008

Pioneer International Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and

Pioneer International Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                           (continued)
--------------------------------------------------------------------------------

provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic

Pioneer International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                           (continued)
--------------------------------------------------------------------------------

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 77 Pioneer Funds, Mr. West serves as Trustee of 33 of the 77 Pioneer Funds, and Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service           Principal Occupation            Other Directorships
Name and Age                With the Fund           and Term of Office          During Past Five Years          Held by this Trustee
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1996.         Deputy Chairman and a Director  None
                            Board, Trustee and      Serves until a succes-      of Pioneer Global Asset
                            President               sor trustee is elected      Management S.p.A. ("PGAM");
                                                    or earlier retirement or    Non-Executive Chairman and a
                                                    removal.                    Director of Pioneer Investment
                                                                                Management USA Inc.
                                                                                ("PIM-USA"); Chairman and a
                                                                                Director of Pioneer; Chairman
                                                                                and Director of Pioneer
                                                                                Institutional Asset Management,
                                                                                Inc. (since 2006); Director of
                                                                                Pioneer Alternative Investment
                                                                                Management Limited (Dublin);
                                                                                President and a Director of
                                                                                Pioneer Alternative Investment
                                                                                Management (Bermuda) Limited
                                                                                and affiliated funds; Director
                                                                                of PIOGLOBAL Real Estate
                                                                                Investment Fund (Russia) (until
                                                                                June 2006); Director of Nano-C,
                                                                                Inc. (since 2003); Director of
                                                                                Cole Management Inc. (since
                                                                                2004); Director of Fiduciary
                                                                                Counseling, Inc.; President and
                                                                                Director of Pioneer Funds
                                                                                Distributor, Inc. ("PFD")
                                                                                (until May 2006); President of
                                                                                all of the Pioneer Funds; and
                                                                                Of Counsel, Wilmer Cutler
                                                                                Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March         Director, CEO and President of  None
                            Vice President          2007. Serves until a        Pioneer Investment Management
                                                    successor trustee is        USA Inc. (since February 2007);
                                                    elected or earlier          Director and President of
                                                    retirement or removal.      Pioneer Investment Management,
                                                                                Inc. and Pioneer Institutional
                                                                                Asset Management, Inc. (since
                                                                                February 2007); Executive Vice
                                                                                President of all of the Pioneer
                                                                                Funds (since March 2007);
                                                                                Director of Pioneer Global
                                                                                Asset Management S.p.A. (since
                                                                                April 2007); Head of New
                                                                                Markets Division, Pioneer
                                                                                Global Asset Management
                                                                                S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service           Principal Occupation            Other Directorships
Name and Age                With the Fund           and Term of Office          During Past Five Years          Held by this Trustee
David R. Bock (64)          Trustee                 Trustee since 2005.         Executive Vice President and    Director of The
                                                    Serves until a succes-      Chief Financial Officer,        Enterprise Social
                                                    sor trustee is elected      I-trax, Inc. (publicly traded   Investment Company
                                                    or earlier retirement or    health care services company)   (privately-held
                                                    removal.                    (2004 - 2007); Partner, Federal affordable housing
                                                                                City Capital Advisors (boutique finance company);
                                                                                merchant bank) (1997 to 2004    and Director of New
                                                                                and 2008 - present); and        York Mortgage Trust
                                                                                Executive Vice President and    (publicly traded
                                                                                Chief Financial Officer,        mortgage REIT)
                                                                                Pedestal Inc. (internet-based
                                                                                mortgage trading company)
                                                                                (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee                 Trustee since 1997.         President, Bush International,  Director of Brady
                                                    Serves until a succes-      LLC (international financial    Corporation
                                                    sor trustee is elected      advisory firm)                  (industrial
                                                    or earlier retirement or                                    identification and
                                                    removal.                                                    specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation
                                                                                                                (airline holding
                                                                                                                company); Director
                                                                                                                of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm);
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held  Length of Service                   Principal Occupation            Other Directorships
Name and Age                With the Fund   and Term of Office                  During Past Five Years          Held by this Trustee
Margaret B.W. Graham (60)   Trustee         Trustee since 1996.                 Founding Director,              None
                                            Serves until a succes-              Vice-President and Corporate
                                            sor trustee is elected              Secretary, The Winthrop Group,
                                            or earlier retirement or            Inc. (consulting firm); and
                                            removal.                            Desautels Faculty of
                                                                                Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.                 Private investor (2004 -        Director of
                                            Serves until a succes-              present); and Senior Executive  Quadriserv Inc.
                                            sor trustee is elected              Vice President, The Bank of New (technology products
                                            or earlier retirement or            York (financial and securi-     for securities
                                            removal.                            ties services) (1986 - 2004)    lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 1996.                 President and Chief Executive   Director of New
                                            Serves until a succes-              Officer, Newbury, Piret &       America High Income
                                            sor trustee is elected              Company, Inc. (investment       Fund, Inc.
                                            or earlier retirement or            banking firm)                   (closed-end
                                            removal.                                                            investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 1996.                 Senior Counsel, Sullivan &      Director, The Swiss
                                            Serves until a succes-              Cromwell LLP (law firm)         Helvetia Fund, Inc.
                                            sor trustee is elected                                              (closed-end
                                            or earlier retirement or                                            investment company)
                                            removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 1996.                 President, John Winthrop & Co., None
                                            Serves until a succes-              Inc. (private investment firm)
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held         Length of Service           Principal Occupation            Other Directorships
Name and Age                 With the Fund          and Term of Office          During Past Five Years          Held by this Officer
Dorothy E. Bourassa (60)     Secretary              Since 2000. Serves at       Secretary of PIM-USA; Senior    None
                                                    the discretion of the       Vice President - Legal of
                                                    Board                       Pioneer; Secretary/Clerk of
                                                                                most of PIM-USA's subsidiar-
                                                                                ies; and Secretary of all of
                                                                                the Pioneer Funds since
                                                                                September 2003 (Assistant
                                                                                Secretary from November 2000 to
                                                                                September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary    Since 2003. Serves at       Associate General Counsel of    None
                                                    the discretion of the       Pioneer since January 2008 and
                                                    Board                       Assistant Secretary of all of
                                                                                the Pioneer Funds since
                                                                                September 2003; Vice President
                                                                                and Senior Counsel of Pioneer
                                                                                from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer              Since March 2008.           Vice President - Fund           None
                                                    Serves at the discre-       Accounting, Administration and
                                                    tion of the Board           Controllership Services of
                                                                                Pioneer; and Treasurer of all
                                                                                of the Pioneer Funds since
                                                                                March 2008; Deputy Treasurer of
                                                                                Pioneer from March 2004 to
                                                                                February 2008; Assistant
                                                                                Treasurer of all of the Pioneer
                                                                                Funds from March 2004 to
                                                                                February 2008; and Treasurer
                                                                                and Senior Vice President, CDC
                                                                                IXIS Asset Management Services
                                                                                from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer    Since 2000. Serves at       Assistant Vice President - Fund None
                                                    the discretion of the       Accounting, Administration and
                                                    Board                       Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the Pioneer
                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer    Since 2002. Serves at       Fund Accounting Manager - Fund  None
                                                    the discretion of the       Accounting, Administration
                                                    Board                       and Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the Pioneer
                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held          Length of Service           Principal Occupation            Other Directorships
Name and Age                With the Fund           and Term of Office          During Past Five Years          Held by this Officer
Katherine Kim Sullivan (34) Assistant Treasurer     Since 2003. Serves at       Fund Administration Manager -   None
                                                    the discretion of the       Fund Accounting, Administration
                                                    Board                       and Controllership Services
                                                                                since June 2003 and Assistant
                                                                                Treasurer of all of the Pioneer
                                                                                Funds since September 2003;
                                                                                Assistant Vice President -
                                                                                Mutual Fund Operations of State
                                                                                Street Corporation from June
                                                                                2002 to June 2003 (formerly
                                                                                Deutsche Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)      Chief Compliance        Since January 2007.         Chief Compliance Officer of     None
                            Officer                 Serves at the discre-       Pioneer since December 2006 and
                                                    tion of the Board           of all the Pioneer Funds since
                                                                                January 2007; Vice President
                                                                                and Compliance Officer, MFS
                                                                                Investment Management (August
                                                                                2005 to December 2006);
                                                                                Consultant, Fidelity
                                                                                Investments (February 2005 to
                                                                                July 2005); Independent
                                                                                Consultant (July 1997 to
                                                                                February 2005)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


54
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a
variety of convenient ways for
you to contact us for
assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $37,800 in 2008 and approximately $36,360 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2008 or 2007.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2008 and $7,820 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
Fees for FAS 157 services totaled approximately $1,200 in 2008. There were no other services provided to the Fund during the fiscal year ended March 31, 2007.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $9,490 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.